Deferred income tax - Movement in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax
Deferred tax assets at beginning of year	$ 469	$ 432
Acquisition		81
(Charged)/credited to the income statement	(67)	(46)
Credited/(charged) to other comprehensive income	(6)	20
Reclassification	4	3
Exchange	28	(21)
Deferred tax assets at end of year	428	469	$ 432
Deferred tax liabilities at beginning of year	(928)	(740)
Acquisition		(243)
(Charged)/credited to the income statement	207	40
Credited/(charged) to other comprehensive income	1	(6)
Reclassification	(4)	(3)
Exchange	(66)	24
Deferred tax liabilities at end of year	(790)	(928)	(740)
Net deferred tax liabilities at beginning of year	(459)	(308)
Acquisition		(162)
(Charged)/credited to the income statement	140	(6)	(1)
(Charged)/credited to other comprehensive income	(5)	14
Exchange	(38)	3
Net deferred tax liabilities at end of year	$ (362)	$ (459)	$ (308)